UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06640

American Strategic Income Portfolio, Inc. II
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/06

Date of reporting period: 11/30/05

Item 1: Schedule of Investments

SCHEDULE OF INVESTMENTS

American Strategic Income Portfolio II
November 30, 2005 (Unaudited)

Description of Security	Date Acquired	Par Value	Cost	Value(a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b)-5.9%
Fixed Rate-5.9%
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18		$5,317,140	$5,478,639	$5,344,044
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30		317,399	325,697	342,534
Federal National Mortgage Association, 6.00%, 10/1/16		416,746	418,981	425,969
Federal National Mortgage Association, 5.50%, 6/1/17		475,022	477,364	477,782
Federal National Mortgage Association, 5.00%, 9/1/17		744,488	746,433	734,526
Federal National Mortgage Association, 5.00%, 11/1/17		1,469,149	1,476,802	1,449,492
Federal National Mortgage Association, 6.50%, 6/1/29		1,677,687	1,666,515	1,720,787
Federal National Mortgage Association, 7.50%, 4/1/30		155,469	150,315	163,553
Federal National Mortgage Association, 7.50%, 5/1/30		218,614	211,380	229,982
Federal National Mortgage Association, 8.00%, 5/1/30		73,203	72,291	77,924
Federal National Mortgage Association, 8.00%, 6/1/30		268,195	264,853	285,494
Total U.S. Government Agency Mortgage-Backed Securities			11,289,270	11,252,087

Corporate Note (d) (e)-2.7%
Adjustable Rate-2.7%
Stratus Properties, 8.59%, 1/1/08	06/14/01	5,000,000	5,000,000	5,150,000

Private Mortgage-Backed Security (d) (f)-0.1%
Fixed Rate-0.1%
RFC 1997-NPC1, 8.31%, 8/27/23	08/01/05	220,838	221,582	227,463

Whole Loans and Participation Mortgages (c) (d) (e)-98.0%
Commercial Loans-36.2%
1336 and 1360 Energy Park Drive, St. Paul, MN, 7.55%, 10/1/08 (b)	09/29/98	2,624,924	2,624,924	2,703,671
5555 East Van Buren, Phoenix, AZ, 5.68%, 7/1/11 (b)	06/23/04	6,500,000	6,500,000	6,559,234
Bigelow Office Building, Las Vegas, NV, 8.88%, 4/1/07 (b)	03/31/97	1,207,036	1,207,036	1,231,177
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 (b)	05/19/04	4,616,984	4,616,984	4,597,722
Cypress Point Office Park II, Tampa, FL, 5.30% 7/1/09 (b)	05/19/04	4,485,667	4,485,667	4,466,953
Gardenswartz Plaza, Santa Fe, NM, 7.40%, 5/1/07 (b)	04/02/02	2,518,131	2,518,131	2,518,131
Hadley Avenue Business Center, Oakdale, MN, 8.38%, 1/1/11 (b)	12/14/00	2,303,726	2,303,726	2,418,913
Hillside Office Park, Elk River, MN, 7.63%, 8/1/08	07/09/98	872,709	872,709	898,891
Katy Plaza II, Houston, TX, 9.88%, 1/1/06 (g)	01/01/04	1,785,892	1,785,892	1,659,685
La Posada & Casitas I, Tucson, AZ, 7.93%, 11/1/06 (g)	11/02/01	5,680,000	5,680,000	5,680,000
LaCosta Centre, Austin, TX, 5.20%, 3/1/09 (b)	02/27/04	4,549,715	4,549,715	4,527,957
Minikahda Mini Storage III, St. Paul, MN, 8.62%, 8/1/09 (b)	09/16/99	3,846,623	3,846,623	4,000,488
Minikahda Mini Storage V, St. Paul, MN, 8.75%, 9/1/09 (b)	07/02/01	2,116,094	2,116,094	2,200,737
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 (b)	09/17/03	1,598,104	1,598,104	1,678,009
PennMont Office Plaza, Albuquerque, NM, 6.88%, 5/1/06 (b)	04/30/01	1,286,323	1,286,323	1,286,323
Rapid Park Parking Lot, Minneapolis, MN, 7.24%, 11/1/07 (b)	08/07/97	$3,786,905	$3,786,905	$3,806,597
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 (b)	06/28/02	2,605,831	2,605,831	2,736,123
Rimrock Plaza, Billings, MT, 7.65%, 12/1/08 (b)	12/02/98	2,875,685	2,875,685	2,961,955
Stevenson Office Building, Port Orchard Cinema, Jensen Industrial Building, Stevenson, Port Orchard, and Arlington, WA, 7.88%, 2/1/09 (b)	01/21/99	2,678,215	2,678,215	2,785,344
Sundance Plaza, Colorado Springs, CO, 7.13%, 11/1/08	10/29/98	454,580	454,580	465,210
Woodmen Corporate Center, Colorado Springs, CO, 6.77%, 9/1/08 (g)	08/08/05	9,950,000	9,950,000	10,131,289
			68,343,144	69,314,409

Multifamily Loans-61.3%
Adelphi Springs Apartments, Adelphi, MD, 9.93%, 3/1/09 (g)	06/27/03	5,084,592	5,084,592	4,342,776
Ashley Place Apartments I, 7.02%, 3/31/08 (b) (g)	03/31/05	6,500,000	6,500,000	6,612,125
Ashley Place Apartments II, 10.88%, 3/31/08 (g)	03/31/05	320,000	320,000	320,709
Autumn, Southern Woods, Hinton Hollow, Knoxville, TN, 7.68%, 6/1/09 (b)	05/24/02	7,043,997	7,043,997	7,325,757
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 (b)	06/05/03	4,048,109	4,048,109	3,144,084
Glenoaks Apartments, Glendale, CA, 7.27%, 2/1/08 (g)	01/13/05	6,850,000	6,850,000	5,892,369
Highland Ridge & Highland Glen Apartments, Oklahoma City, OK, 14.90%, 10/1/08 (g)	09/30/04	3,850,000	3,850,000	2,784,398
Misty Woods/Riverfall Square I, Arlington and Dallas, TX, 7.02%, 8/1/06 (b) (g)	07/23/03	7,966,000	7,966,000	5,576,200
Misty Woods/Riverfall Square II, Arlington and Dallas, TX, 1.00%, 8/1/06 (g)	07/23/03	1,591,000	1,591,000	1,113,700
Oakton Terrace Apartments, Adelphi, MD, 9.88%, 8/1/11 (g)	06/27/03	670,141	670,141	593,411
Park Hampshire Apartments, Adelphi, MD, 9.90%, 1/1/13 (g)	06/27/03	3,111,280	3,111,280	2,782,073
RP-Plaza Development, Oxnard, CA, 7.49%, 3/1/10 (g)	02/23/05	5,000,000	5,000,000	5,095,850
Scottsdale Terrace, Scottsdale, AZ, 7.55%, 11/1/08	10/31/05	5,850,000	5,850,000	5,850,000
Seven Oaks Apartments, Garland, TX, 12.93%, 8/1/09 (g)	07/15/04	6,144,000	6,144,000	5,524,006
Southridge Apartments, Austin, TX, 8.43%, 4/1/09 (b)	03/22/02	7,463,620	7,463,620	5,224,534
Spring Lake Apartments I, Anaheim, CA, 7.02%, 3/1/07 (b) (g)	02/23/05	7,000,000	7,000,000	7,071,190
Spring Lake Apartments II, Anaheim, CA, 9.88%, 3/1/07 (g)	02/23/05	600,000	600,000	534,741
Summit Chase Apartments I, Coral Springs, FL, 6.77%, 7/1/07 (g)	07/07/05	12,670,000	12,670,000	12,670,000
Summit Chase Apartments II, Coral Springs, FL, 10.00%, 5/1/06 (g)	07/07/05	2,534,000	2,534,000	2,248,292
Sussex Club Apartments I, Athens, GA, 7.52%, 5/1/06 (b) (g)	04/08/03	9,798,000	9,798,000	8,378,801
Sussex Club Apartments II, Athens, GA, 11.88%, 5/1/06 (g)	04/08/03	612,000	612,000	612,000
Timber Ridge Apartments, Houston, TX, 9.88%, 8/1/13 (g)	04/23/02	500,000	500,000	471,370
Tremont Towers, Houston, TX, 7.64%, 5/1/07 (g)	04/05/05	13,498,214	13,498,214	13,498,214
Vista Bonita Apartments, Denton, TX, 7.24%, 4/1/08 (b)	03/04/05	2,786,210	2,786,210	2,833,040
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	554,142	554,142	581,849
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12	06/06/97	1,062,105	1,062,105	1,115,210
Woodside Village Apartments I, Midwest City, OK, 7.24%, 10/1/06 (b) (g)	09/22/03	4,210,000	4,210,000	4,252,100
Woodside Village Apartments II, Midwest City, OK, 9.88%, 10/1/06 (g)	09/22/03	947,000	947,000	814,463
			128,264,410	117,263,262
Single Family Loans-0.5%
Merchants Bank, 5 loans, Vermont, 10.21%, 12/1/20	12/18/92	154,216	155,484	158,640
Neslund Properties, 31 loans, Minnesota, 9.88%, 2/1/23	01/27/93	471,194	468,854	485,330
PHH U.S. Mortgage, 4 loans, United States, 8.65%, 1/1/12 (f)	12/30/92	460,749	448,366	394,533
			1,072,704	1,038,503
Total Whole Loans and Participation Mortgages			197,680,258	187,616,174

Description of Security		Shares	Cost	Value(a)
(Percentages of each investment category relate to net assets)

Preferred Stocks-12.1%
Real Estate Investment Trusts-12.1%
AMB Property, Series L		62,000	$1,583,757	$1,523,960
AMB Property, Series M		14,360	367,561	351,820
BRE Properties, Series C		62,000	1,560,500	1,540,700
BRE Properties, Series D		18,148	457,465	441,541
Capital Automotive		28,710	715,750	678,130
CarrAmerica Realty, Series E		71,974	1,868,428	1,806,547
Developers Diversified Realty, Series H		59,700	1,537,529	1,504,440
Developers Diversified Realty, Series I		31,600	823,427	801,060
Duke Realty, Series J		38,244	974,588	932,771
Duke Realty, Series K		43,000	1,081,863	1,018,240
Duke Realty, Series L		12,000	302,160	286,200
Equity Residential Properties, Series N		75,000	1,897,834	1,815,000
Health Care Properties, Series E		10,000	257,000	252,500
Prologis Trust, Series F		35,120	892,477	873,434
Proligis Trust, Series G		43,190	1,098,075	1,068,521
PS Business Parks, Series H		35,000	868,036	850,500
PS Business Parks, Series I		20,000	485,577	471,000
PS Business Parks, Series M		43,180	1,077,682	1,057,910
Public Storage, Series A		40,000	977,346	897,200
Public Storage, Series E		15,000	377,550	367,500
Public Storage, Series X		20,000	502,366	462,400
Public Storage, Series Z		20,000	497,779	454,000
Regency Centers, Series C		50,000	1,245,000	1,196,875
Regency Centers, Series D		36,888	962,795	924,044
Vornado Realty Trust, Series F		65,000	1,611,277	1,550,900
Total Preferred Stocks			24,023,822	23,127,193

Total Investments in Unaffiliated Securities			238,214,932	227,372,917

Short-Term Investments (g)-1.6%
First American Prime Obligations Fund, Class Z		2,995,087	2,995,087	2,995,087

Total Investments in Securities (h)-120.4%			$241,210,019	$230,368,004

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. (“USBAM”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

As of November 30, 2005, the fund held fair valued securities with a value of $192,993,637 or 100.9% of net assets.

(b)	On November 30, 2005, securities valued at $112,149,252 were pledged as collateral for the following outstanding reverse repurchase agreements:

	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral

	$38,500,000	11/1/05	4.97%	12/1/05	$159,294	(1)
	10,094,688	11/10/05	4.10%	12/12/05	21,143	(2)
	$48,594,688				$183,437

	*Interest rate as of November 30, 2005. Rates are based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

	Name of broker and description of collateral:
	(1)					Morgan Stanley:
	1336 and 1360 Energy Park Drive, 7.55%, 10/1/08, $2,624,924 par
	5555 East Van Buren, 5.68%, 7/1/11, $6,500,000 par
	Ashley Place Apartments I, 5.78%, 3/31/08, $6,500,000 par
	Autumnwood, Southern Woods, Hinton Hollow, 7.68%, 6/1/09, $7,043,997 par
	Bigelow Office Building, 8.88%, 4/1/07, $1,207,036 par
	Chardonnay Apartments, 6.40%, 7/1/13, $4,048,109 par
	Cypress Point Office Park I, 5.30%, 6/1/09, $4,616,984 par
	Cypress Point Office Park II, 5.30%, 7/1/09, $4,485,667 par
	Gardenswartz Plaza, 7.40%, 5/1/07, $2,518,131 par
	Hadley Avenue Business Center, 8.38%, 1/1/11, $2,303,726 par
	LaCosta Centre, 5.20%, 3/1/09, $4,549,715 par
	Minikahda Mini Storage III, 8.62%, 8/1/09, $3,846,623 par
	Minikahda Mini Storage V, 8.75%, 9/1/09, $2,116,094 par
	Misty Woods/Riverfall Square I, 5.43%, 8/1/06, $7,966,000 par
	Oak Knoll Village Shopping Center, 6.73%, 10/1/13, $1,598,104 par
	PennMont Office Plaza, 6.88%, 5/1/06, $1,286,323 par
	Rapid Park Parking Lot, 5.15%, 11/1/07, $3,786,905 par
	Redwood Dental Building, 7.40%, 7/1/12, $2,605,831 par
	Rimrock Plaza, 7.65%, 12/1/08, $2,875,685 par
	Southridge Apartments, 8.43%, 4/1/09, $7,463,620 par
	Spring Lake Apartments I, 5.52%, 3/1/07, $7,000,000 par
	Stevenson Office Building, Port Orchard Cinema, Jensen Industrial Building, 7.88%, 2/1/09, $2,678,215 par
	Sussex Club Apartments I, 6.68%, 5/1/06, $9,798,000 par
	Vista Bonita Apartments, 5.87%, 4/1/08, $2,786,210 par
	Woodside Village Apartments I, 5.40%, 10/1/06, $4,210,000 par

	(2)					Morgan Stanley:
	Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $5,317,140 par
	Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $317,399 par
	Federal National Mortgage Association, 6.00%, 10/1/16, $416,746 par
	Federal National Mortgage Association, 5.50%, 6/1/17, $475,022 par
	Federal National Mortgage Association, 5.00%, 9/1/17, $744,488 par
	Federal National Mortgage Association, 5.00%, 11/1/17, $1,469,149 par
	Federal National Mortgage Association, 6.50%, 6/1/29, $1,677,687 par
	Federal National Mortgage Association, 7.50%, 4/1/30, $155,469 par
	Federal National Mortgage Association, 7.50%, 5/1/30, $218,614 par
	Federal National Mortgage Association, 8.00%, 5/1/30, $73,203 par
	Federal National Mortgage Association, 8.00%, 6/1/30, $268,195 par

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $70,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $70,000,000 lending commitment.

(c)

Interest rates on commercial and multifamily loans are the rates in effect on November 30, 2005. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2005.

(d)

Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(e)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2005.
(f)	Security or a portion of this security is delinquent as of November 30, 2005.
(g)

Interest only- Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of November 30, 2005.

(h)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund.
(i)

On November 30, 2005, the cost of investments in securities was $241,210,019. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follow:

	Gross unrealized appreciation					$ 2,200,724
	Gross unrealized depreciation					(13,042,739)
	Net unrealized depreciation					$(10,842,015)

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

By: /s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 30, 2006